Equity Method Investments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 GBP (£)	Oct. 25, 2023	Dec. 31, 2022 USD ($)
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments, excluding amortized costs	$ 8,000	$ 16,900	$ 20,600
Equity method investments	247,935	253,729	174,910			$ 148,534
Share of result of equity method investments	$ 8,036	16,911	$ 20,607
Bumi Armada | Bluestreak
Schedule of Equity Method Investments [Line Items]
Ownership percentage by parent	50.00%			50.00%
Export Terminal Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity contributions to joint venture	$ 274,500	270,500
Difference in the carrying amount and the underlying equity	4,900	5,200
Costs amortized	$ 300	$ 300
Equity method investment, ownership percentage	50.00%	50.00%		50.00%
Unigas
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	33.33%	33.30%		33.33%
Dan Unity
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%		50.00%
Luna Pool
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%		50.00%
Equity method investments | £				£ 1
Azane
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	9.50%	9.50%		9.50%	9.50%
Bluestreak
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%		50.00%